Intangible Assets (Tables)	12 Months Ended
Dec. 31, 2022
Intangible Assets [Abstract]
Schedule of intangible assets
	2022	2021
	USD thousands
IPR&D related to TyrNovo (see 5A below)	6,172	6,172
IPR&D related to Famewave (see 5B below)	14,310	14,310
IPR&D related to Purple GmbH	202	-

Total intangible assets	20,684	20,482